UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     Washington, D.C. 20549

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Paul Edmunds Sackett, Jr. d/b/a Sackett & Company
Address: P.O. Box 276
	 Corte Madera, CA  94976

13F File Number:  28-05323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul Edmunds Sackett, Jr.
Phone:	415-461-4277
Signature, Place and Date of Signing:

   /s/ Paul Edmunds Sackett, Jr.  Corte Madera,CA   November 13, 2000



Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:		$94,852



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp.                      com              00130H105    12741   186000 SH       SOLE                   186000
Anadarko Petroleum Corp.       com              032511107      266     4000 SH       SOLE                     4000
Automatic Data Processing      com              053015103      428     6400 SH       SOLE                     6400
BB&T Corporation               com              054937107      263     8736 SH       SOLE                     8736
Berkshire Hathaway Inc. CL A   com              846709913     1031      160 SH       SOLE                      160
Berkshire Hathway Inc. CL A    com              846709913      708       11 SH       SOLE                       11
Berkshire Hathway Inc. CL B    com              846702074      346      167 SH       SOLE                      167
Blockbuster Inc. CL A          com              093679108      110    12500 SH       SOLE                    12500
Burlington Resources           com              122014103     1031    28000 SH       SOLE                    28000
CSG Systems Intl. Inc.         com              126349109     3277   113000 SH       SOLE                   113000
Carnival Cruise Lines          com              143658102     2635   107000 SH       SOLE                   107000
Cisco Systems                  com              17275R102     4696    85000 SH       SOLE                    85000
Citigroup Inc.                 com              13218P105      203     3750 SH       SOLE                     3750
Delphi Automotive System       com              247126105      907    60000 SH       SOLE                    60000
Dorchester Hugoton Ltd. Deposi com              258205202     1525   100000 SH       SOLE                   100000
Exxon Mobile Corp.             com              30231G102     1069    12000 SH       SOLE                    12000
Fannie Mae                     com              313586109    10624   148583 SH       SOLE                   148583
Freddie Mac Voting Shs         com              313400301     1406    26000 SH       SOLE                    26000
Intel                          com              458140100    17257   415200 SH       SOLE                   415200
J. Alexander's Corp.           com              466096104      974   305700 SH       SOLE                   305700
Johnson & Johnson              com              478160104     2170    23100 SH       SOLE                    23100
L.M.Ericsson Tele Co ADR       com              294821400     1185    80000 SH       SOLE                    80000
Merck                          com              589331107     1824    24500 SH       SOLE                    24500
Microsoft Corp                 com              594918104     4149    68800 SH       SOLE                    68800
NTL Inc.                       com              629407107     2084    45000 SH       SOLE                    45000
Partner Re.                    com              G6852T105     2680    56500 SH       SOLE                    56500
Pepsico                        com              713448108      920    20000 SH       SOLE                    20000
Phillip Morris                 com              718154107      976    33149 SH       SOLE                    33149
Plum Creek Timber Co LP        com              729251108     1432    64200 SH       SOLE                    64200
Proctor and Gamble             com              742718109      201     3000 SH       SOLE                     3000
Sholodge Inc.                  com              825034101       89    17000 SH       SOLE                    17000
The Williams Companies, Inc.   com              969457100     5471   129500 SH       SOLE                   129500
Trenwick                       com              895290104      448    23600 SH       SOLE                    23600
UST                            com              902911106      252    11000 SH       SOLE                    11000
United Global Com Inc CL A     com              913247508     1140    38000 SH       SOLE                    38000
Verizon Communications         com              92343V104      612    12643 SH       SOLE                    12643
Westwood One                   com              961815107     6936   323544 SH       SOLE                   323544
Willamette Ind. Inc.           com              969133107      784    28000 SH       SOLE                    28000